Difference in Quoted Prices of Gold and Foreign Currency	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Difference in Quoted Prices of Gold and Foreign Currency
33.	DIFFERENCE IN QUOTED PRICES OF GOLD AND FOREIGN CURRENCY

Description	12/31/2018	12/31/2017
Translation of foreign currency assets and liabilities into pesos	(3,349,314)	1,712,042
Income from foreign currency exchange	1,599,032	540,658

	(1,750,282)	2,252,700